Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Information technology and infrastructure services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 0	$ 0	$ 1
BAVARIA S.A. [member]
Disclosure of transactions between related parties [line items]
Sales with people with significant influence	65	33	$ 19
Other income	3	1
Grupo Modelo and Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Name of acquiree			Grupo Modelo and its subsidiaries
United States defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Other income	$ (13)	$ (12)	$ (12)